Investment in Affiliates	12 Months Ended
Dec. 31, 2016
Investment in Affiliates

6. Investment in Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Kunshan Jingzhao	11,068,436	11,541,091	1,662,262
Kunshan Vantone	5,424,558	5,225,900	752,686
Wanjia Win-Win	51,077,862	60,130,744	8,660,629
Wuhu Bona	885,264	807,385	116,288
Beijing Shengyi	1,954,914	1,623,110	233,776
Shanghai Weiying	—	1,058,886	152,511
Wuhu Hongxing	—	9,800,000	1,411,494
Hainan Alibaba	—	4,000,000	576,120
Shanghai Nuoya	—	2,000,000	288,060
Funds that the Company serves as general partner	255,744,809	442,989,395	63,803,744
-Gopher Transform Private Fund	—	150,000,000	21,604,494
-Real estate funds and real estate funds of funds	46,924,414	50,373,389	7,255,277
-Private equity funds of funds	208,778,546	242,573,595	34,937,865
-Other fixed income funds of funds	41,849	42,411	6,108
Total investment in affiliates	326,155,843	539,176,511	77,657,570

In May 2011, Tianjin Gopher injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In November 2012, Gopher Asset Management injected RMB3.8 million into Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd (“Kunshan Vantone”), a newly established joint venture, for 15% of the equity interest. Kunshan Vantone principally engages in private equity fund management businesses. The Group considers it has significant influence over Kunshan Vantone due to the level of its participation on the board of directors.

In February 2013, Gopher Asset Management injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business.

In July 2013, Gopher Asset Management injected RMB0.8 million into Wuhu Bona Film Investment Management Co., Ltd. (“Wuhu Bona”), a newly established joint venture, for 15% of the equity interest. Wuhu Bona principally engages in film private equity fund management businesses. The Group considers it has significant influences over Wuhu Bona due to the level of its participation on the board of directors.

In July 2015, Shanghai Noah Rongyao Investment Consulting Co., Ltd. injected RMB2.7 million into Beijing Shengyi Technology and Art Co., Ltd. (“Beijing Shengyi”), a newly established joint venture, for 25% of the equity interest. Beijing Shengyi principally engages in culture and art business.

In January 2016, Shanghai Gopher Asset Management injected RMB1.2 million into Shanghai Weiying Gopher Investment Management Co., Ltd (“Shanghai Weiying”), a newly setup joint venture, for 30% of equity interest. Shanghai Weiying principally engages in film industry investment.

In April 2016, Shanghai Gopher Asset Management injected RMB9.8 million into Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd (“Wuhu Hongxing”), a newly setup joint venture, for 50% of equity interest. Wuhu Hongixng principally engages in equity investment, asset management and investment consulting related to commercial properties.

In August 2016, Gopher Asset Management injected RMB4 million into Hainan Alibaba Picture Investment Management Co., Ltd (“Hainan Alibaba), a newly setup joint venture, for 40% of equity interest. Hainan Alibaba principally engages in PE fund management and film industry investment, etc.

In October 2016, Wuhu Gopher Asset Management injected RMB2 million into Shanghai Nuoya Commercial Operation Management Co., Ltd (“Shanghai Nuoya”), a newly setup joint venture, for 30% of equity interest. Shanghai Nuoya principally engages in enterprise management and consulting.

Gopher Asset Management and its subsidiaries invested in private equity funds of funds, real estate funds and real estate funds of funds, and other fixed income funds of funds that the Group serves as general partner or fund manager. Gopher Asset Management held no more than 1.7% equity interests in these real estate funds and no more than 5.0% equity interest in these real estate funds of funds and private equity funds of funds as a general partner.

In the fourth quarter of 2016, Gopher Asset Management injected RMB150 million into Gopher Transformation Private Fund, accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest one real-estate company. Although managed by Gopher Asset Management, the fund are not consolidated by the Group based on the facts that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the company as the general partner of the fund without cause.

The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recorded income from equity in affiliates of RMB13,583,865, RMB21,352,767 and RMB22,342,896 for the years ended December 31, 2014, 2015 and 2016, respectively.